Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2019, and 2020, intangible assets consisted of the following:

	December 31, 2019	December 31, 2020

Intangible assets – gross	$15,213	$18,002
Less: accumulated amortization	(530)	(2,370)
	$14,683	$15,632

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting e-mall, online game, video media library and data warehouse modules, etc., acquired externally tailored to the Company's requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2019 and 2020, amortization expense amounted to $532 and $2,754, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2020:

2021	$2,456
2022	2,569
2023	2,569
2024	2,569
Thereafter	5,469
Total	$15,632